Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		¥ 1,055,479	¥ 1,094,420
Provision (credit) for credit losses		(7,204)	(68,138)
Charge-offs		116,520	96,830
Recoveries		17,818	10,423
Net charge-offs		98,702	86,407
Others	[1]	(2,227)	1,013
Allowance for credit losses, at end of period		947,346	940,888
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		807,716	876,857
Provision (credit) for credit losses		(41,242)	(102,294)
Charge-offs		75,871	67,799
Recoveries		7,665	6,646
Net charge-offs		68,206	61,153
Others	[1]	(4,404)	3,689
Allowance for credit losses, at end of period		693,864	717,099
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		72,366	116,913
Provision (credit) for credit losses		(4,464)	(15,481)
Charge-offs		4,236	10,806
Recoveries		1,219	109
Net charge-offs		3,017	10,697
Allowance for credit losses, at end of period		64,885	90,735
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		35,670	40,626
Provision (credit) for credit losses		689	1,621
Charge-offs		4,434	6,177
Recoveries		1,568	1,641
Net charge-offs		2,866	4,536
Allowance for credit losses, at end of period		33,493	37,711
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		64,769	60,024
Provision (credit) for credit losses		6,090	(916)
Charge-offs		3,729	2,140
Recoveries		1,008	2,027
Net charge-offs		2,721	113
Others	[1]	948	(2,305)
Allowance for credit losses, at end of period		69,086	¥ 56,690
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		74,958		[2]
Provision (credit) for credit losses		31,723	¥ 48,932
Charge-offs		28,250	9,908
Recoveries		6,358
Net charge-offs		21,892	9,908
Others	[1]	1,229	(371)
Allowance for credit losses, at end of period		¥ 86,018	¥ 38,653

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at the beginning of the six-month period ended September 30, 2014 in the above table.